Other Non-Operating Income (Expense) (Details 1) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Non-Operating (Expense) Income [Line Items]
Foreign currency gain (losses), net											$ 3,310	$ (39,890)	$ (15,564)
Net (loss) gain on sales of businesses										$ 2,900	(569)	18,931	(23,335)
Net losses on sales or write-downs of cost method investments											(184)	(28,571)	(1,124)
Gain on sale of property, plant and equipment							$ 34,100		$ 21,400		0	34,072	21,379
Gain on formation of a joint venture											0	3,232	5,972
Gain on sale of Classified Ventures											0	0	4,827
Net losses on sales or write-down of marketable equity securities											0	(1,791)	(14)
Other, net											1,684	1,375	(764)
Other income (expense), net	$ (2,640)	$ 1,963	$ 4,069	$ 849	$ (28,513)	$ (18,225)	$ 19,000	$ 15,096			4,241	(12,642)	(8,623)
Classified Ventures LLC [Member]
Schedule of Non-Operating (Expense) Income [Line Items]
Gain on sale of Classified Ventures											$ 0	$ 0	$ 4,827